Leases (Details) - Schedule of Key Components of the Company's Operating Leases - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Key Components of the Company [Abstract]
Operating Lease - Operating Cash Flows (Fixed Payments)	$ 116	$ 142
Operating Lease - Operating Cash Flows (Liability Reduction)	76	83
New ROU Assets - Operating Leases		$ 409
Weighted Average Lease Term - Operating Leases (years)	19 years 6 months 25 days	20 years 3 months 25 days
Weighted Average Discount Rate - Operating Leases	8.20%	8.20%